Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0001785056
Registrant Name	Interactive Strength Inc.
Registration File Number	333-288683
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A